Other Comprehensive Income (Tables)	3 Months Ended
Sep. 30, 2014
Other Comprehensive Income (Tables) [Abstract]
Other Comprehensive Income Rollforward [Text Block]
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	124	-	(95,360)	(95,236)	(1,554)	(96,790)
Amounts reclassified from AOCI	14,122	11,789	-	25,911	-	25,911
Other comprehensive income (loss) after reclassifications	14,246	11,789	(95,360)	(69,325)	(1,554)	(70,879)
Balance at September 30, 2013	$(124,095)	$(167,634)	$(269,709)	$(561,438)	$1,315	$(560,123)

Balance at December 31, 2013	$(121,856)	$(141,987)	$(286,744)	$(550,587)	$825	$(549,762)
Other comprehensive income (loss) before reclassifications	(4,287)	-	(203,099)	(207,386)	(3,579)	(210,965)
Amounts reclassified from AOCI	17,929	8,178	-	26,107	-	26,107
Other comprehensive income (loss) after reclassifications	13,642	8,178	(203,099)	(181,279)	(3,579)	(184,858)
Balance at September 30, 2014	$(108,214)	$(133,809)	$(489,843)	$(731,866)	$(2,754)	$(734,620)

Other Comprehensive Income Reclassifications [Text Block]
Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the nine months ended September 30,
	2014	2013
(Gain) Loss related to cash flow hedges
Interest rate contracts	$20,483	$20,476	Interest income/expense
Foreign exchange contracts	4,183	(1,307)	Costs of Revenue
Foreign exchange contracts	-	577	Interest income/expense
	24,666	19,746	Total before tax
	(6,737)	(5,624)	Tax expense or benefit
	$17,929	$14,122	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	12,959	19,112	(1)
	12,959	19,112	Total before tax
	(4,781)	(7,323)	Tax expense or benefit
	$8,178	$11,789	Net of tax
Total reclassifications for the period	$26,107	$25,911	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 9 for additional details).